Summary of Significant Accounting Policies: Insurance Reserves (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Insurance Reserves

Insurance Reserves

Life and health claim and policy benefit reserves consist principally of future policy benefit reserves and reserves for estimates of future payments on incurred claims reported but not yet paid and unreported incurred claims.  Estimates for future payments on incurred claims are developed using actuarial principles and assumptions based on past experience adjusted for current trends.  Any change in the probable ultimate liabilities is reflected in net income in the period in which the change is determined.

When actual experience indicates that existing contract liabilities, together with the present value of future gross premiums will not be sufficient to recover the present value of future benefits or recover unamortized deferred acquisition costs, a premium deficiency will be recognized by either a reduction in unamortized acquisition costs or an increase in the liability for future benefits.  There was no premium deficiency in 2016, 2015 or 2014.